SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2026
Share-based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The Company’s share-based payment plans consist of two categories: equity-settled share-based payment plans comprised of the stock option plan, a RSU plan and a PSU plan; and cash-settled share-based payments plans that include the stock purchase plan, deferred share units (DSU) plans, a RSU plan and a PSU plan.

Share-based payments expense are as follows:

	2026	2025
Equity-settled plans
Stock option plan	$6.2	$5.9
RSU plan	12.0	6.6
PSU plan	18.7	12.7
Cash-settled plans
Stock purchase plan	17.6	16.2
DSU plans	8.9	14.9
RSU plan	0.1	1.9
PSU plan	0.4	3.3
Total share-based payments expense	$63.9	$61.5
Impact of equity swap agreements (Note 31)	(3.1)	(14.6)
Amount capitalized	(0.8)	(1.0)
Share-based payments expense, net of equity swap (Note 26)	$60.0	$45.9

Carrying amount of share-based payments liabilities are as follows:

	2026	2025
Cash-settled plans
DSU plans	$33.3	$48.7
RSU plan	—	6.5
PSU plan	—	10.4
Total carrying amount of share-based payments liabilities	$33.3	$65.6
Current portion	11.3	25.3
Non-current portion (Note 22)	$22.0	$40.3

Stock option plan
Stock options to purchase common shares of the Company are granted to certain employees, officers and executives of the Company. The stock option exercise price is equal to the common shares weighted average price on the TSX of the five days of trading prior to the grant date. Stock options vest over four years of continuous employment from the grant date. The stock options must be exercised within a seven-year period, but are not exercisable during the first year after the grant date.
Changes in outstanding stock options are as follows:

		2026		2025
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	3,984,148	$28.52	6,459,922	$27.19
Granted	625,105	35.33	779,288	25.45
Exercised	(1,657,429)	27.94	(2,763,675)	24.29
Forfeited	(99,261)	29.93	(491,387)	29.96
Expired	(3,650)	27.14	—	—
Stock options outstanding, end of year	2,848,913	$30.31	3,984,148	$28.52
Stock options exercisable, end of year	1,406,633	$29.83	2,525,692	$28.44

During the year ended March 31, 2026, the weighted average market share price for stock options exercised was $39.58 (2025 ⁃ $30.57).

As at March 31, 2026, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$20.57 to $26.78	937,639	3.68	$23.61	470,985	$21.81
$26.83 to $30.13	453,948	4.20	28.66	191,103	28.65
$33.47 to $38.01	1,457,326	3.83	35.13	744,545	35.20
Total	2,848,913	3.84	$30.31	1,406,633	$29.83

During the year ended March 31, 2026, the weighted average fair value of stock options granted was $13.71 (2025 – $9.58).

The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2026	2025
Common share price	$35.33	$25.45
Exercise price	$35.33	$25.45
Dividend yield	—%	0.58%
Expected volatility	39.27%	39.32%
Risk-free interest rate	2.94%	3.53%
Expected stock option life	5 years	5 years

Expected volatility is estimated by considering historical average common share price volatility over the expected life of the stock options.

Equity-settled restricted share unit (RSU) plan
RSUs are granted to certain employees, officers and executives of the Company. RSUs are settled in shares, either issued from treasury or purchased on the open market, in cash or in a combination thereof, at the discretion of the Company. Restriction criteria include continuing employment for a period of up to three years. RSUs are settled three years after the grant date.

Changes in outstanding equity-settled RSUs are as follows:

	2026	2025
Equity-settled RSUs outstanding, beginning of year	574,726	292,634
Granted	599,684	393,805
Cancelled	(46,991)	(94,872)
Settled in shares	(1,702)	(15,370)
Settled in cash	(5,856)	(1,471)
Equity-settled RSUs outstanding, end of year	1,119,861	574,726
Equity-settled RSUs vested, end of year	760,647	404,144
Equity-settled performance share unit (PSU) plan
PSUs are granted to certain employees, officers and executives of the Company. PSUs are settled in shares, either issued from treasury or purchased on the open market, in cash or in a combination thereof, at the discretion of the Company. The target rate of granted units is multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. PSUs are settled three years after the grant date.

Changes in outstanding equity-settled PSUs are as follows:

	2026	2025
Equity-settled PSUs outstanding, beginning of year	1,409,472	780,786
Granted	1,021,502	903,341
Cancelled	(110,706)	(242,151)
Settled in shares	(1,248)	(30,060)
Settled in cash	(3,434)	(2,444)
Equity-settled PSUs outstanding, end of year	2,315,586	1,409,472
Equity-settled PSUs vested, end of year	1,600,821	1,037,878

Cash-settled stock purchase plan
Employees of the Company and its participating subsidiaries can acquire common shares through regular payroll deductions. The Company contributes $1 for every $2 of employee contributions, up to a maximum of 3% of the employee’s base salary. The employee and Company’s contributions are remitted to an independent plan administrator who purchases common shares on the market on behalf of the employee.

Cash-settled deferred share unit (DSU) plans
Non-employee directors holding less than the minimum required holdings of common shares of the Company receive their Board retainer compensation in the form of deferred share units (DSUs). A non-employee director holding no less than the minimum required holdings of common shares may also elect to participate in the DSU plan in respect of part or all of his or her retainer. Such retainer amount is converted to DSUs based on the common shares price on the TSX on the date such retainer becomes payable to the non‑employee director.

Certain executives can elect to defer a portion or entire short-term incentive payment to the DSU plan on an annual basis. Such deferred short-term incentive amount is converted to DSUs based on the common shares weighted average price on the TSX of the five days of trading prior to the date such incentive becomes payable to the executives.

DSUs entitle the holders to receive a cash payment equal to the common shares closing price on the TSX on the payment date, or, in certain cases, the weighted average price of the five days prior to the payment date. Holders are also entitled to dividend equivalents payable in additional DSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

DSUs vest immediately and are paid upon any termination of employment or when a non-employee director ceases to act as a director.

Changes in outstanding DSUs are as follows:

	2026	2025
DSUs outstanding, beginning of year	1,377,311	1,487,414
Granted	143,539	139,677
Redeemed	(599,613)	(249,780)
DSUs vested and outstanding, end of year	921,237	1,377,311

As at March 31, 2026, vested and outstanding DSUs includes 417,745 DSUs (2025 – 742,157) granted to certain employees, officers and executives of the Company under previous plans, which are paid upon any termination of employment of the holder. Under the previous plans, holders are also entitled to dividend equivalents payable in additional DSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

Cash-settled restricted share unit (RSU) plan
Restricted share units (RSUs) are granted to certain employees, officers and executives of the Company. RSUs entitle the holders to receive a cash payment based on the average closing price on the TSX for the 20 trading days preceding the vesting date, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. RSUs are paid three years after the grant date. Following the adoption of the Omnibus Incentive Plan in fiscal 2024, no new awards will be granted under this plan.
Changes in outstanding cash-settled RSUs are as follows:

	2026	2025
Cash-settled RSUs outstanding, beginning of year	193,139	404,037
Cancelled	(5,320)	(43,833)
Redeemed	(187,819)	(167,065)
Cash-settled RSUs outstanding, end of year	—	193,139
Cash-settled RSUs vested, end of year	—	184,725

Cash-settled performance share unit (PSU) plan
Performance share units (PSUs) are granted to certain employees, officers and executives of the Company. PSUs entitle the holders to receive a cash payment equal to the average closing price on the TSX of the common shares for the 20 trading days preceding the vesting date multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. PSUs are paid three years after the grant date. Following the adoption of the Omnibus Incentive Plan in fiscal 2024, no new awards will be granted under this plan.

Changes in outstanding cash-settled PSUs are as follows:

	2026	2025
Cash-settled PSUs outstanding, beginning of year	491,896	912,281
Cancelled	(184,028)	(283,840)
Redeemed	(307,868)	(136,545)
Cash-settled PSUs outstanding, end of year	—	491,896
Cash-settled PSUs vested, end of year	—	467,991